CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Statement Of Income And Comprehensive Income [Abstract]
Net income	$ 2,328	$ 2,483	$ 1,985
Other comprehensive income (loss) (net of tax):
Currency translation adjustments	(115)	64	(65)
Derivative financial instruments	(37)	99	(63)
Change in defined benefit plans	41	(33)	14
Comprehensive income	2,217	2,613	1,871
Net income (loss) attributable to noncontrolling interests	1	(8)	(9)
Comprehensive income attributable to Company	$ 2,216	$ 2,621	$ 1,880